Baird Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Aerospace & Defense - 10.1%
BWX Technologies, Inc.	8,304	$1,698,085
Curtiss-Wright Corp.	3,798	2,586,894
FTAI Aviation Ltd.	4,871	1,193,395
Kratos Defense & Security Solutions, Inc. (a)	12,872	907,604
Woodward, Inc.	3,878	1,388,014
		7,773,992

Automobile Components - 1.0%
XPEL, Inc. (a)	16,900	747,994

Beverages - 2.7%
Vita Coco Co., Inc. (a)	43,509	2,084,516

Biotechnology - 6.4%
Insmed, Inc. (a)	8,496	1,389,266
Neurocrine Biosciences, Inc. (a)	17,172	2,262,239
Twist Bioscience Corp. (a)	26,328	1,251,107
		4,902,612

Building Products - 1.6%
Simpson Manufacturing Co., Inc.	7,166	1,229,829

Capital Markets - 1.5%
Houlihan Lokey, Inc.	8,186	1,175,673

Construction & Engineering - 4.0%
Comfort Systems USA, Inc.	1,224	1,687,884
EMCOR Group, Inc.	1,831	1,351,845
		3,039,729

Consumer Finance - 0.9%
SoFi Technologies, Inc. (a)	45,615	724,366

Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	11,032	1,085,769
Casey's General Stores, Inc.	2,061	1,500,120
		2,585,889

Electrical Equipment - 1.0%
Hubbell, Inc.	1,579	774,879

Electronic Equipment, Instruments & Components - 4.5%
Fabrinet (a)	2,570	1,340,306
Jabil, Inc.	4,961	1,317,791
Littelfuse, Inc.	2,362	801,545
		3,459,642

Financial Services - 2.6%
Affirm Holdings, Inc. (a)	19,148	877,361
Equitable Holdings, Inc.	30,507	1,132,115
		2,009,476

Ground Transportation - 1.7%
XPO, Inc. (a)	6,845	1,331,695

Health Care Equipment & Supplies - 9.2%
Align Technology, Inc. (a)	6,623	1,135,381
Dexcom, Inc. (a)	16,936	1,063,580
Glaukos Corp. (a)	12,527	1,348,657
Insulet Corp. (a)	7,726	1,621,224
Masimo Corp. (a)	5,261	935,774
TransMedics Group, Inc. (a)	9,183	912,882
		7,017,498

Health Care Providers & Services - 2.5%
Alignment Healthcare, Inc. (a)	54,559	961,329
HealthEquity, Inc. (a)	11,805	986,544
		1,947,873

Health Care Technology - 1.3%
Waystar Holding Corp. (a)	41,159	992,344

Hotels, Restaurants & Leisure - 7.4%
Cava Group, Inc. (a)	23,500	1,901,150
Churchill Downs, Inc.	16,337	1,467,553
Dutch Bros, Inc. - Class A (a)	32,899	1,666,663
Wingstop, Inc.	4,329	670,865
		5,706,231

Insurance - 1.3%
Kinsale Capital Group, Inc.	2,981	1,018,489

IT Services - 1.8%
Twilio, Inc. - Class A (a)	10,790	1,357,598

Life Sciences Tools & Services - 4.3%
Bio-Techne Corp.	19,024	994,194
Illumina, Inc. (a)	9,404	1,159,137
Repligen Corp. (a)	9,404	1,107,980
		3,261,311

Machinery - 3.3%
Federal Signal Corp.	9,227	997,808
Kadant, Inc.	5,167	1,510,572
		2,508,380

Oil, Gas & Consumable Fuels - 3.4%
Matador Resources Co.	18,576	1,173,632
Viper Energy, Inc. - Class A	29,917	1,405,800
		2,579,432

Pharmaceuticals - 1.9%
Tarsus Pharmaceuticals, Inc. (a)	20,581	1,443,757

Professional Services - 2.2%
UL Solutions, Inc.	19,894	1,705,115

Semiconductors & Semiconductor Equipment - 4.1%
Lattice Semiconductor Corp. (a)	12,911	1,197,624
MACOM Technology Solutions Holdings, Inc. (a)	4,845	1,075,929
Rambus, Inc. (a)	10,189	876,560
		3,150,113

Software - 2.1%
Descartes Systems Group, Inc. (a)	14,317	1,024,524
ServiceTitan, Inc. - Class A (a)	9,532	604,901
		1,629,425

Specialized REITs - 1.7%
National Storage Affiliates Trust	34,765	1,312,031

Specialty Retail - 4.0%
Boot Barn Holdings, Inc. (a)	9,475	1,386,761
Floor & Decor Holdings, Inc. - Class A (a)	16,771	851,967
Victoria's Secret & Co. (a)	17,803	825,347
		3,064,075

Textiles, Apparel & Luxury Goods - 2.6%
Crocs, Inc. (a)	8,980	745,519
Kontoor Brands, Inc.	17,537	1,232,676
		1,978,195

Trading Companies & Distributors - 2.0%
Watsco, Inc.	4,114	1,496,632
TOTAL COMMON STOCKS (Cost $67,758,246)		74,008,791

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (b)	2,889,771	2,889,771
TOTAL MONEY MARKET FUNDS (Cost $2,889,771)		2,889,771

TOTAL INVESTMENTS - 100.3% (Cost $70,648,017)		76,898,562
Liabilities in Excess of Other Assets - (0.3)%		(224,035)
TOTAL NET ASSETS - 100.0%		$76,674,527

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Small/Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$74,008,791	$–	$–	$74,008,791
Money Market Funds	2,889,771	–	–	2,889,771
Total Investments	$76,898,562	$–	$–	$76,898,562

Refer to the Schedule of Investments for further disaggregation of investment categories.